UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08476
The Gabelli Global Multimedia Trust Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Global Multimedia Trust Inc.
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     The Gabelli Global Multimedia Trust’s (the “Fund”) net asset value (“NAV”) total return was 6.5% during the first half of 2009, compared with increases of 16.4% and 6.4% for the Nasdaq Composite Index and for the Morgan Stanley Capital International (“MSCI”) World Free Index, respectively. The total return for the Fund’s publicly traded shares was 1.4% during the first half of the year. On June 30, 2009, the Fund’s NAV per share was $5.75, while the price of the publicly traded shares closed at $4.51 on the New York Stock Exchange.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

							Since
		Year to					Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	(11/15/94)
Gabelli Global Multimedia Trust
NAV Total Return (b)	31.28%	6.48%	(44.11)%	(17.64)%	(8.05)%	(4.56)%	4.46%
Investment Total Return (c)	33.04	1.35	(48.63)	(19.45)	(8.78)	(5.24)	3.36
Nasdaq Composite Index.	20.05	16.36	(19.97)	(5.47)	(2.17)	(3.74)	6.16
MSCI World Free Index	20.75	6.35	(29.50)	(8.02)	0.03	(0.84)	4.81 (d)
Lipper Global Multi-Cap Growth Fund Average	23.34	15.73	(29.04)	(5.94)	0.45	(0.73)	5.31

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Nasdaq Composite and MSCI World Free Indices are unmanaged indicators of stock market performance. The Lipper Global Multi-Cap Growth Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested except for the Nasdaq Composite and MSCI World Free Indices. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex- dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From November 30, 1994, the date closest to the Fund’s inception for which data is available.
We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2009:

Entertainment	18.7%
U.S. Government Obligations	12.4%
Cable	12.1%
Hotels and Gaming	8.2%
Broadcasting	7.9%
Telecommunications: National	6.8%
Telecommunications: Regional	6.0%
Wireless Communications	5.3%
Publishing	5.0%
Computer Software and Services	3.9%
Satellite	2.7%
Equipment	2.2%
Telecommunications: Long Distance	2.2%
Diversified Industrial	1.2%
Consumer Services	1.2%
Business Services	0.9%
Business Services: Advertising	0.8%
Retail	0.8%
Electronics	0.6%
Consumer Products	0.6%
Food and Beverage	0.2%
Computer Hardware	0.1%
Energy and Utilities	0.1%
Financial Services	0.1%

100.0%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting — May 18, 2009 — Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 18, 2009 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Anthony R. Pustorino as a Director of the Fund. A total of 11,949,830 votes were cast in favor of this Director and a total of 1,415,657 votes were withheld for this Director. In addition, preferred shareholders, voting as a separate class, elected James P. Conn as a Director of the Fund. A total of 876,597 votes were cast in favor of this Director and a total of 16,254 votes were withheld for this Director.
     Mario J. Gabelli, Thomas E. Bratter, Anthony J. Colavita, Frank J. Fahrenkopf, Jr., Werner J. Roeder, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 87.6%
	DISTRIBUTION COMPANIES — 54.1%
	Broadcasting — 7.9%
1,200	Asahi Broadcasting Corp.	$50,343	$94,919
3,000	CanWest Global Communications Corp.† (a)	26,165	761
7,000	CanWest Global Communications Corp., Cl. A†	35,222	1,775
10,000	CanWest Global Communications Corp., Sub-Voting†	43,359	1,333
56,000	CBS Corp., Cl. A, Voting	651,512	389,200
6,400	Chubu-Nippon Broadcasting Co. Ltd.	46,376	51,753
20,000	Cogeco Inc.	388,830	366,419
2,000	Corus Entertainment Inc., Cl. B, New York	5,257	25,460
13,000	Corus Entertainment Inc., Cl. B, Toronto	26,464	165,972
9,000	Cox Radio Inc., Cl. A†	55,500	43,200
90,000	Discovery Communications Inc., Cl. A†	1,260,382	2,029,500
60,000	Discovery Communications Inc., Cl. C†	544,983	1,231,800
23,000	Fisher Communications Inc.	995,844	294,170
28	Fuji Media Holdings Inc.	61,010	42,290
38,000	Gray Television Inc.	244,495	18,620
3,000	Gray Television Inc., Cl. A	30,417	1,800
9,900	Grupo Radio Centro SAB de CV, ADR	46,172	73,706
4,550	Lagardere SCA	100,163	151,086
34,000	LIN TV Corp., Cl. A†	166,417	57,120
4,000	M6 Metropole Television	35,208	75,642
8,566	Media Prima Berhad	1,353	2,949
4,000	Nippon Television Network Corp.	570,961	474,594
4,650	NRJ Group	22,694	31,638
1,000	NTN Buzztime Inc.†	863	470
500	Radio One Inc., Cl. A†	197	350
3,500	RTL Group SA	134,552	174,207
80,000	Salem Communications Corp., Cl. A†	679,951	76,800
75,000	Sinclair Broadcast Group Inc., Cl. A	720,061	145,500
25,000	Societe Television Francaise 1	249,649	280,326
2,000	Spanish Broadcasting System Inc., Cl. A†	930	360
50,000	Television Broadcasts Ltd.	187,673	200,966

			Market
Shares		Cost	Value
138,000	Tokyo Broadcasting System Holdings Inc.	$2,607,608	$2,171,672
258	TV Asahi Corp.	434,628	388,065
240,000	TV Azteca SA de CV, CPO	58,305	96,596
30,000	UTV Media plc	108,562	32,081

		10,592,106	9,193,100

	Business Services — 0.9%
1,000	Convergys Corp.†	17,737	9,280
100,000	Ideation Acquisition Corp.†	800,000	815,000
6,000	Impellam Group plc†	8,600	2,715
8,000	Interactive Data Corp.	52,250	185,120
3,000	Moody’s Corp.	72,575	79,050
2,040	Shellproof Ltd.†	2,016	1,007
1,500	Shellshock Ltd.†	851	864

		954,029	1,093,036

	Cable — 12.1%
16,578	Austar United Communications Ltd.†	16,894	11,756
241,000	Cablevision Systems Corp., Cl. A	2,678,314	4,677,810
38,500	Cogeco Cable Inc.	789,219	937,386
34,000	Comcast Corp., Cl. A	540,308	492,660
10,000	Comcast Corp., Cl. A, Special	50,471	141,000
10,000	Mediacom Communications Corp., Cl. A†	85,029	51,100
142,690	Rogers Communications Inc., Cl. B, New York	917,880	3,674,267
19,310	Rogers Communications Inc., Cl. B, Toronto	148,207	496,384
40,000	Scripps Networks Interactive Inc., Cl. A	1,704,871	1,113,200
20,000	Shaw Communications Inc., Cl. B, New York	94,046	337,200
78,000	Shaw Communications Inc., Cl. B, Toronto	105,571	1,313,021
24,000	Time Warner Cable Inc.	990,916	760,080

		8,121,726	14,005,864

	Consumer Services — 1.2%
1,000	1-800-FLOWERS.COM Inc., Cl. A†	9,790	1,920
4,000	Bowlin Travel Centers Inc.†	3,022	4,000
20,000	H&R Block Inc.	258,838	344,600
25,000	IAC/InterActiveCorp.†	598,480	401,250
110,000	Liberty Media Corp. - Interactive, Cl. A†	706,497	551,100
4,000	TiVo Inc.†	27,943	41,920

		1,604,570	1,344,790

See accompanying notes to financial statements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Diversified Industrial — 1.2%
26,000	Bouygues SA	$687,348	$977,512
18,432	Contax Participacoes SA, ADR	7,571	23,593
33,000	General Electric Co.	851,195	386,760
7,700	Hutchison Whampoa Ltd.	71,267	50,323
6,000	Malaysian Resources Corp. Berhad†	20,385	2,151

		1,637,766	1,440,339

	Energy and Utilities — 0.1%
10,000	El Paso Electric Co.†	80,438	139,600

	Entertainment — 4.4%
2,800	British Sky Broadcasting Group plc, ADR	50,468	84,056
10,000	Canal+ Groupe	8,854	68,025
4,005	Chestnut Hill Ventures† (a)	241,092	134,888
270,000	Grupo Televisa SA, ADR	5,290,702	4,590,000
6,000	Regal Entertainment Group, Cl. A	80,555	79,740
20,000	Take-Two Interactive Software Inc.	179,238	189,400

		5,850,909	5,146,109

	Equipment — 2.2%
11,000	American Tower Corp., Cl. A†	131,710	346,830
2,000	Amphenol Corp., Cl. A	7,794	63,280
78,000	Corning Inc.	654,599	1,252,680
500	L-3 Communications Holdings Inc.	5,500	34,690
45,000	Motorola Inc.	479,861	298,350
10,000	Nextwave Wireless Inc.†	924	4,842
10,000	QUALCOMM Inc.	24,966	452,000
40,000	Sycamore Networks Inc.†	136,260	125,200
2,000	The Furukawa Electric Co. Ltd.	7,419	9,052

		1,449,033	2,586,924

	Financial Services — 0.1%
20,298	BCB Holdings Ltd.†	40,659	41,743
3,000	Interactive Brokers Group Inc., Cl. A†	68,739	46,590
3,000	Tree.com Inc.†	23,302	28,800

		132,700	117,133

			Market
Shares		Cost	Value
	Food and Beverage — 0.2%
3,000	Compass Group plc	$21,383	$16,867
2,936	Pernod-Ricard SA	190,619	184,810

		212,002	201,677

	Retail — 0.8%
20,000	Best Buy Co. Inc.	542,394	669,800
18,000	HSN Inc.†	302,931	190,260
6,000	Ticketmaster Entertainment Inc.†	180,599	38,520

		1,025,924	898,580

	Satellite — 2.7%
1,000	Asia Satellite Telecommunications Holdings Ltd.	1,555	1,142
28,000	DISH Network Corp., Cl. A†	354,924	453,880
7,000	EchoStar Corp., Cl. A†	81,727	111,580
6,000	PT Indosat Tbk, ADR	58,079	146,340
30	SKY Perfect JSAT Holdings Inc.	15,472	11,460
95,000	The DIRECTV Group Inc.†	2,259,506	2,347,450

		2,771,263	3,071,852

	Telecommunications: Long Distance — 2.2%
2,000	AT&T Inc.	53,300	49,680
45,000	Frontier Communications Corp.	645,109	321,300
24,000	Philippine Long Distance Telephone Co., ADR	329,883	1,193,280
83,000	Sprint Nextel Corp.†	697,135	399,230
1,000	Startec Global Communications Corp.† (a)	4,646	2
400,000	Telecom Italia SpA	1,056,181	552,726
8,000	Windstream Corp.	28,821	66,880

		2,815,075	2,583,098

	Telecommunications: National — 6.8%
4,000	Brasil Telecom Participacoes SA, ADR	231,475	153,600
9,000	BT Group plc, ADR	375,870	151,200
5,000	China Telecom Corp. Ltd., ADR	126,250	248,800
5,000	China Unicom Hong Kong Ltd., ADR	38,450	66,700
65,000	Deutsche Telekom AG, ADR	841,100	767,000
38,000	Elisa Oyj	353,717	625,310
3,000	France Telecom SA, ADR	48,120	68,430
See accompanying notes to financial statements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Telecommunications: National (Continued)
3,305	Hellenic Telecommunications Organization SA	$39,578	$50,537
500	Magyar Telekom Telecommunications plc, ADR	9,650	7,460
5,000	Nippon Telegraph & Telephone Corp.	230,089	203,457
3,000	PT Telekomunikasi Indonesia, ADR	12,340	89,940
6,000	Rostelecom, ADR	41,408	190,260
33,000	Swisscom AG, ADR	848,722	1,011,450
10,000	Telecom Argentina SA, ADR†	26,440	128,300
2,844	Telecom Corp. of New Zealand Ltd., ADR	24,405	24,771
40,000	Telefonica SA, ADR	1,163,875	2,715,600
37,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	102,138	599,770
18,172	TeliaSonera AB	51,070	95,398
38,000	Telmex Internacional SAB de CV, ADR	72,932	480,700
2,400	Telstra Corp. Ltd., ADR	30,324	32,640
20,000	tw telecom inc.†	341,155	205,400

		5,009,108	7,916,723

	Telecommunications: Regional — 6.0%
4,266	Bell Aliant Regional Communications Income Fund	67,481	96,642
2,537	Bell Aliant Regional Communications Income Fund (a)(b)	40,134	57,473
6,000	CenturyTel Inc.	184,620	184,200
80,000	Cincinnati Bell Inc.†	514,609	227,200
70,000	Qwest Communications International Inc.	305,560	290,500
17,000	Tele Norte Leste Participacoes SA, ADR	225,789	252,790
65,000	Telephone & Data Systems Inc.	2,452,491	1,839,500
50,000	Telephone & Data Systems Inc., Special	1,950,017	1,298,000
24,000	TELUS Corp.	439,742	636,547
10,000	TELUS Corp., Non-Voting	251,757	258,000
58,000	Verizon Communications Inc.	2,125,653	1,782,340

		8,557,853	6,923,192

			Market
Shares		Cost	Value
	Wireless Communications — 5.3%
46,000	America Movil SAB de CV, Cl. L, ADR	$340,035	$1,781,120
8,000	Clearwire Corp., Cl. A†	117,075	44,240
2,513	Grupo Iusacell SA de CV†	9,492	8,683
102	Hutchison Telecommunications Hong Kong Holdings Ltd.†	10	14
102	Hutchison Telecommunications International Ltd.	79	24
240,000	Jasmine International Public Co. Ltd. (a)	5,040	2,959
900	NTT DoCoMo Inc.	1,400,085	1,319,147
30,000	Price Communications Corp., Escrow† (a)	0	0
34,000	SK Telecom Co. Ltd., ADR	761,600	515,100
503	Telemig Celular Participacoes SA, ADR	14,537	25,512
2,500	Tim Participacoes SA, ADR	33,152	43,575
30,000	United States Cellular Corp.†	1,127,334	1,153,500
89,000	Vimpel-Communications, ADR†	118,168	1,047,530
2,000	Vivo Participacoes SA, ADR	20,648	37,880
8,000	Vodafone Group plc, ADR	156,665	155,920

		4,103,920	6,135,204

	TOTAL DISTRIBUTION COMPANIES	54,918,422	62,797,221

	COPYRIGHT/CREATIVITY COMPANIES — 33.5%
	Business Services: Advertising — 0.8%
60,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,235,153	318,000
20,000	Harte-Hanks Inc.	147,611	185,000
4,200	Havas SA	20,733	10,311
9,000	JC Decaux SA†	203,772	142,860
2,000	Publicis Groupe	13,971	60,968
6,000	R. H. Donnelley Corp.†	22,044	330
40,000	The Interpublic Group of Companies Inc.†	384,457	202,000
23,800	Trans-Lux Corp.†	174,054	20,230

		2,201,795	939,699

	Computer Hardware — 0.1%
1,000	Apple Inc.†	131,168	142,430

	Computer Software and Services — 3.9%
66,000	Activision Blizzard Inc.†	407,347	833,580
21,500	Alibaba.com Ltd.†	37,826	38,117
See accompanying notes to financial statements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Computer Software and Services (Continued)
5,000	America Online Latin America Inc., Cl. A† (a)	$2,150	$10
1,000	Atlus Co. Ltd.	5,887	5,387
28,000	eBay Inc.†	663,653	479,640
3,000	Google Inc., Cl. A†	1,067,447	1,264,770
2,000	Limelight Networks Inc.†	15,963	8,800
5,000	WebMediaBrands Inc.†	6,034	2,745
120,000	Yahoo! Inc.†	3,317,213	1,879,200

		5,523,520	4,512,249

	Consumer Products — 0.6%
2,500	Nintendo Co. Ltd.	805,235	691,078

	Electronics — 0.6%
3,500	IMAX Corp.†	24,453	28,420
32,000	Intel Corp.	747,433	529,600
5,000	LSI Corp.†	24,078	22,800
3,000	Royal Philips Electronics NV	24,682	55,260
6,000	Zoran Corp.†	87,649	65,400

		908,295	701,480

	Entertainment — 14.3%
235,000	Aruze Corp.†	5,546,581	1,800,280
6,000	Ascent Media Corp., Cl. A†	147,293	159,480
1,690	Atrinsic Inc.†	12,500	2,028
1,161	Corporacion Interamericana de Entretenimiento SAB de CV, Cl. B†	2,441	585
20,000	Crown Media Holdings Inc., Cl. A†	81,890	33,400
24,000	DreamWorks Animation SKG Inc., Cl. A†	577,718	662,160
60,000	GMM Grammy Public Co. Ltd.	45,782	24,655
77,843	Liberty Global Inc., Cl. A†	968,833	1,236,925
75,000	Liberty Global Inc., Cl. C†	906,299	1,185,750
35,500	Liberty Media Corp. — Capital, Cl. A†	127,830	481,380
142,000	Liberty Media Corp. — Entertainment, Cl. A†	671,107	3,798,500
1,000	Live Nation Inc.†	17,269	4,860
20,000	Macrovision Solutions Corp.†	334,427	436,200
9,000	STV Group plc†	182,012	9,254
2,000	The Walt Disney Co.	49,936	46,660
70,033	Time Warner Inc.	2,367,800	1,764,131
53,000	Viacom Inc., Cl. A†	1,117,913	1,270,940

			Market
Shares		Cost	Value
10,000	Viacom Inc., Cl. B†	$217,560	$227,000
145,000	Vivendi	3,405,279	3,465,167
3,000	Warner Music Group Corp.†	15,315	17,550
3,000	World Wrestling Entertainment Inc., Cl. A	33,305	37,680

		16,829,090	16,664,585

	Hotels and Gaming — 8.2%
125,000	Boyd Gaming Corp.†	2,650,467	1,062,500
90,000	Gaylord Entertainment Co.†	2,053,373	1,143,900
4,200	Greek Organization of Football Prognostics SA	45,444	111,948
53,000	International Game Technology	1,575,407	842,700
18,000	Interval Leisure Group Inc.†	349,536	167,760
474,000	Ladbrokes plc	4,736,608	1,434,875
20,000	Las Vegas Sands Corp.†	56,092	157,200
95,000	Melco Crown Entertainment Ltd., ADR†	701,604	427,500
155,000	MGM Mirage†	2,179,584	990,450
155,000	Pinnacle Entertainment Inc.†	714,349	1,439,950
8,000	Starwood Hotels & Resorts Worldwide Inc.	176,506	177,600
3,000	Wyndham Worldwide Corp.	50,610	36,360
42,000	Wynn Resorts Ltd.†	1,548,729	1,482,600

		16,838,309	9,475,343

	Publishing — 5.0%
4,000	AH Belo Corp., Cl. A	68,311	3,920
20,000	Arnoldo Mondadori Editore SpA†	63,827	77,227
110,000	Belo Corp., Cl. A	892,498	196,900
3,000	Gannett Co. Inc.	40,797	10,710
2,000	Idearc Inc.†	205	74
90,000	Il Sole 24 Ore	695,450	273,978
140,000	Independent News & Media plc	185,782	48,707
800	John Wiley & Sons Inc., Cl. B	5,693	26,800
15,000	Meredith Corp.	481,031	383,250
100,000	Nation Multimedia Group Public Co. Ltd.† (a)	84,677	11,741
50,000	New Straits Times Press Berhad	35,757	17,496
223,000	News Corp., Cl. A	2,516,942	2,031,530
40,000	News Corp., Cl. B	396,739	422,800
150,000	Oriental Press Group Ltd.	46,315	17,613
6,000	Playboy Enterprises Inc., Cl. A†	57,925	22,680
974,000	Post Publishing Public Co. Ltd. (a)	47,100	143,370
See accompanying notes to financial statements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Publishing (Continued)
4,000	PRIMEDIA Inc.	$4,530	$8,040
2,360	Sanoma Oyj	63,150	36,584
1,000	Scholastic Corp.	16,500	19,790
252,671	Singapore Press Holdings Ltd.	742,032	551,257
300	Spir Communication†	23,329	6,523
3,000	Sun-Times Media Group Inc., Cl. A†	15,140	30
14,000	Telegraaf Media Groep NV	264,091	227,824
18,000	The E.W. Scripps Co., Cl. A	170,234	37,620
38,000	The McGraw-Hill Companies Inc.	1,217,995	1,144,180
11,091	United Business Media Ltd.	76,608	72,851
3,000	Wolters Kluwer NV	67,969	52,397

		8,280,627	5,845,892

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	51,518,039	38,972,756

	TOTAL COMMON STOCKS	106,436,461	101,769,977

	PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
2,209	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A (a)(b)(c)†	196,201	0

	WARRANTS — 0.0%
	Broadcasting — 0.0%
2,250	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	0	11
254	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	0	3

	TOTAL WARRANTS	0	14

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Business Services — 0.0%
$50,000	BBN Corp., Sub. Deb. Cv., 6.000%, 04/01/12† (a)	49,478	0

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 12.4%
$14,411,000	U.S. Treasury Bills, 0.086% to 0.446%††, 07/16/09 to 12/03/09	$14,405,872	$14,406,833

TOTAL INVESTMENTS — 100.0%		$121,088,012	116,176,824

Other Assets and Liabilities (Net)			(861,507)
PREFERRED STOCK (792,710 preferred shares outstanding)			(34,802,750)

NET ASSETS — COMMON STOCK (13,994,153 common shares outstanding)			$80,512,567

NET ASSET VALUE PER COMMON SHARE ($80,512,567 ÷ 13,994,153 shares outstanding)			$5.75

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $351,204 or 0.30% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $57,473 or 0.05% of total investments.

(c)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CPO	Ordinary Participation Certificate

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	69.8%	$81,147,522
Europe	13.4	15,604,524
Latin America	7.6	8,806,820
Japan	6.3	7,263,152
Asia/Pacific	2.9	3,354,806

Total Investments	100.0%	$116,176,824

See accompanying notes to financial statements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $121,088,012)	$116,176,824
Foreign currency, at value (cost $29,788)	30,121
Cash	2,246
Dividends and interest receivable	146,922
Deferred offering expense	87,001
Prepaid expense	2,738

Total Assets	116,445,852

Liabilities:
Distributions payable	23,979
Payable for preferred shares repurchased	3,816
Payable for investment advisory fees	240,361
Payable for accounting fees	3,750
Payable for payroll expenses	3,721
Unrealized depreciation on swap contracts	712,841
Payable for auction agent fees	76,386
Other accrued expenses	65,681

Total Liabilities	1,130,535

Preferred Stock:
Series B Cumulative Preferred Stock (6.000%, $25 liquidation value, $0.001 par value, 1,000,000 shares authorized with 792,110 shares issued and outstanding)	19,802,750
Series C Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value, $0.001 par value, 1,000 shares authorized with 600 shares issued and outstanding)	15,000,000

Total Preferred Stock	34,802,750

Net Assets Attributable to Common Shareholders	$80,512,567

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital, at $0.001 par value	$107,518,326
Accumulated distributions in excess of net investment income	(20,928)
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(21,360,904)
Net unrealized depreciation on investments	(4,911,188)
Net unrealized depreciation on swap contracts	(712,841)
Net unrealized appreciation on foreign currency translations	102

Net Assets	$80,512,567

Net Asset Value per Common Share ($80,512,567 ÷ 13,994,153 shares outstanding; 196,750,000 shares authorized)	$5.75

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $147,474)	$1,501,977
Interest	18,118

Total Investment Income	1,520,095

Expenses:
Investment advisory fees	555,757
Shareholder communications expenses	167,723
Legal and audit fees	56,097
Shareholder services fees	42,130
Custodian fees	35,100
Directors’ fees	33,044
Auction agent fees	23,106
Payroll expenses	22,783
Accounting fees	22,500
Interest expense	220
Miscellaneous expenses	35,952

Total Expenses	994,412
Less: Advisory fee reduction	(27,302)

Net Expenses	967,110

Net Investment Income	552,985

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(10,963,352)
Net realized loss on swap contracts	(182,555)
Net realized gain on foreign currency transactions	11,275

Net realized loss on investments, swap contracts, and foreign currency transactions	(11,134,632)

Net change in unrealized appreciation/depreciation:
on investments	15,845,585
on swap contracts	271,552
on foreign currency translations	1,632

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	16,118,769

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	4,984,137

Net Increase in Net Assets Resulting from Operations	5,537,122

Total Distributions to Preferred Shareholders	(690,239)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$4,846,883

See accompanying notes to financial statements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008

Operations:
Net investment income	$552,985		$1,978,007
Net realized loss on investments, swap contracts, and foreign currency transactions	(11,134,632)		(5,341,429)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	16,118,769		(112,328,629)

Net Increase/(Decrease) in Net Assets Resulting from Operations	5,537,122		(115,692,051)

Distributions to Preferred Shareholders:
Net investment income	(573,698)	*	(1,847,467)
Return of capital	(116,541)	*	(421,593)

Total Distributions to Preferred Shareholders	(690,239)		(2,269,060)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	4,846,883		(117,961,111)

Distributions to Common Shareholders:
Return of capital	—		(7,976,877)

Total Distributions to Common Shareholders	—		(7,976,877)

Fund Share Transactions:
Net decrease from repurchase of common shares	—		(73,084)
Net increase in net assets from repurchase of preferred shares	46,219		124,267

Net Increase in Net Assets from Fund Share Transactions	46,219		51,183

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	4,893,102		(125,886,805)

Net Assets Attributable to Common Shareholders:
Beginning of period	75,619,465		201,506,270

End of period (including undistributed net investment income of $0 and $0, respectively)	$80,512,567		$75,619,465

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
FINANCIAL HIGHLIGHTS

	Six Months Ended
	June 30, 2009		Year Ended December 31,
Selected data for a share outstanding throughout each period:	(Unaudited)		2008	2007		2006	2005		2004

Operating Performance:
Net asset value, beginning of period	$5.40		$14.39	$14.09		$11.77	$12.27		$10.56

Net investment income	0.04		0.14	0.10		0.29	0.16		0.04
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	0.36		(8.41)	1.15		2.85	0.09		1.79

Total from investment operations	0.40		(8.27)	1.25		3.14	0.25		1.83

Distributions to Preferred Shareholders:(a)
Net investment income	(0.04)	*	(0.13)	(0.02)		(0.07)	(0.03)		(0.04)
Net realized gain	—		—	(0.18)		(0.12)	(0.13)		(0.09)
Return of capital	(0.01)	*	(0.03)	—		—	—		—

Total distributions to preferred shareholders	(0.05)		(0.16)	(0.20)		(0.19)	(0.16)		(0.13)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.35		(8.43)	1.05		2.95	0.09		1.70

Distributions to Common Shareholders:
Net investment income	—		—	(0.08)		(0.23)	(0.12)		—
Net realized gain	—		—	(0.67)		(0.40)	(0.48)		—
Return of capital	—		(0.57)	(0.00	)(e)	—	—		—

Total distributions to common shareholders	—		(0.57)	(0.75)		(0.63)	(0.60)		—

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	—		0.00 (e)	0.00	(e)	0.00 (e)	0.01		0.01
Increase in net asset value from repurchase of preferred shares	0.00	(e)	0.01	—		—	—		0.00 (e)
Offering expenses charged to paid-in capital	—		—	—		—	(0.00	)(e)	—

Total fund share transactions	0.00	(e)	0.01	0.00	(e)	0.00 (e)	0.01		0.01

Net Asset Value Attributable to Common Shareholders, End of Period	$5.75		$5.40	$14.39		$14.09	$11.77		$12.27

NAV total return †	6.48%		(59.40)%	8.03%		26.65%	1.6%		16.2%

Market value, end of period	$4.51		$4.45	$12.89		$12.27	$10.15		$10.68

Investment total return ††	1.35%		(62.65)%	11.13%		27.89%	0.7%		17.8%

See accompanying notes to financial statements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended
	June 30, 2009		Year Ended December 31,
Selected data for a share outstanding throughout each period:	(Unaudited)		2008	2007	2006	2005	2004

Ratios and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$115,315		$122,401	$251,334	$247,412	$214,907	$223,739
Net assets attributable to common shares, end of period (in 000’s)	$80,512		$75,619	$201,506	$197,584	$165,079	$173,912
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.56	%(f)	1.40%	0.46%	2.17%	1.44%	0.71%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	2.80	%(f)	1.89%	—	—	—	—
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (b)	2.73	%(f)	1.54%	1.62%	1.79%	1.55%	1.87%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.79	%(f)	1.40%	—	—	—	—
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any (b)	1.74	%(f)	1.14%	1.32%	1.39%	1.20%	1.41%
Portfolio turnover rate †††	3.8%		14.5%	14.5%	9.8%	12.4%	7.5%

Preferred Stock:
6.00% Series B Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$19,803		$24,281	$24,828	$24,828	$24,828	$24,828
Total shares outstanding (in 000’s)	792		971	993	993	993	993
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (c)	$22.74		$22.59	$24.14	$24.12	$25.00	$24.84
Asset coverage per share	$82.83		$65.41	$126.10	$124.13	$107.83	$112.26
Series C Auction Rate Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$15,000		$22,500	$25,000	$25,000	$25,000	$25,000
Total shares outstanding (in 000’s)	1		1	1	1	1	1
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (c)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$82,835		$65,411	$126,101	$124,134	$107,825	$112,257
Asset Coverage (d)	331%		262%	504%	497%	431%	449%

†	Based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been 14.8%, 16.5%, 14.5%, and 8.9%, respectively.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the year.

(b)	For the years ended December 31, 2008, 2007, 2006, and 2005, the effect of the custodian fee credits was minimal.

(c)	Based on weekly prices.

(d)	Asset coverage is calculated by combining all series of preferred stock.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.
See accompanying notes to financial statements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Global Multimedia Trust Inc. (the “Fund”) is a non-diversified closed-end management investment company organized as a Maryland corporation on March 31, 1994 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on November 15, 1994.
     The Fund’s investment objective is long-term growth of capital. The Fund will invest at least 80% of its assets, under normal market conditions, in common stock and other securities, including convertible securities, preferred stock, options, and warrants of companies in the telecommunications, media, publishing, and entertainment industries (the “80% Policy”). The 80% Policy may be changed without shareholder approval. The Fund will provide shareholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 —	Level 2 —	Level 3 —	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Distribution Companies
Broadcasting	$9,192,339	$761	—	$9,193,100
Entertainment	5,011,221	—	$134,888	5,146,109
Telecommunications: Long Distance	2,583,096	—	2	2,583,098
Telecommunications: Regional	6,865,719	57,473	—	6,923,192
Wireless Communications	6,135,204	—	0	6,135,204
Other Industries (a)	32,816,518	—	0	32,816,518
Copyright/Creativity Companies
Computer Software and Services	4,512,239	—	10	4,512,249
Publishing	5,702,522	—	143,370	5,845,892
Other Industries (a)	28,614,615	—	—	28,614,615

Total Common Stocks	101,433,473	58,234	278,270	101,769,977

Preferred Stocks (a)	—	—	0	—
Warrants (a)	11	—	3	14
Convertible Corporate Bonds	—	—	0	—
U.S. Government Obligations	—	14,406,833	—	14,406,833

TOTAL INVESTMENTS IN SECURITIES	$101,433,484	$14,465,067	$278,273	$116,176,824

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
Interest Rate Swap Agreement	$—	$(712,841)	$—	$(712,841)

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation of the investment.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Distribution Companies
Entertainment	$134,888	$—	$—	$—	$—	$—	$134,888	—
Telecommunications: Long Distance	2	—	—	—	—	—	2	—
Wireless Communications	0	—	—	—	—	—	0	—
Copyright/Creativity Companies
Computer Software and Services	10	—	—	—	—	—	10	—
Publishing	146,884	—	—	(3,514)	—	—	143,370	$(3,514)

Total Common Stocks	281,784	—	—	(3,514)	—	—	278,270	(3,514)

Preferred Stocks	0	—	—	—	—	—	0	—
Warrants						$3	3	—
Convertible Corporate Bonds	0	—	—	—	—		0	—

TOTAL INVESTMENTS IN SECURITIES	$281,784	$—	$—	$(3,514)	$—	$3	$278,273	$(3,514)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
Swap Agreements. The Fund may enter into interest rate swap or cap transactions for the purpose of hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series C Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2009 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation
$10,000,000	4.32%	0.32000%	4/04/13	$(712,841)

*	Based on Libor (London Interbank Offered Rate).
Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
     Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
     Distributions to shareholders of the Fund’s 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock (“Cumulative Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.
     The tax character of distributions paid during the year ended December 31, 2008 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	—	$1,847,467
Return of capital	$7,976,877	421,593

Total distributions paid	$7,976,877	$2,269,060

     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $5,028,031 which are available to reduce future required distributions of net capital gains to shareholders through 2016.
     As of December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(5,028,031)
Net unrealized depreciation on investments and swap contracts	(26,915,152)
Net unrealized depreciation on foreign currency translations	(1,531)
Other temporary differences*	(24,469)

Total	$(31,969,183)

*	Other temporary differences are primarily due to adjustments on dividend payables.
     The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$124,629,352	$27,285,686	$(35,738,214)	$(8,452,528)
Swap contracts	—	—	(712,841)	(712,841)

	$124,629,352	$27,285,686	$(36,451,055)	$(9,165,369)

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Agreements and Transactions with Affiliates. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the year.
     The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2009, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate or net swap expense on any of the outstanding Preferred Stock. Thus, management fees were accrued with respect to the liquidation value of the preferred share assets.
     During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $15,946 to Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2009 the Fund paid or accrued $22,783, which is included in payroll expenses in the Statement of Operations.
     The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $3,596,119 and $10,860,498, respectively.
     Sales of U.S. Government obligations for the six months ended June 30, 2009, other than short-term obligations, aggregated $790,000.
5. Capital. The charter permits the Fund to issue 196,750,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 1,700,000 shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Transactions in common stock were as follows:

	Year Ended
	December 31, 2008
	Shares	Amount
Net decrease from repurchase of common shares	(7,200)	$(73,084)
     The Fund’s Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 6.00% Series B and Series C Auction Rate Cumulative Preferred Stock at redemption prices of $25.00 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     A shelf registration authorizing the offering of additional preferred shares was declared effective by the SEC on June 12, 2008.
     On March 31, 2003, the Fund received net proceeds of $24,009,966 (after underwriting discounts of $787,500 and offering expenses of $202,534) from the public offering of 1,000,000 shares of 6.00% Series B Cumulative Preferred Stock (“Series B Stock”). Commencing April 2, 2008 and thereafter, the Fund, at its option, may redeem the Series B Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series B Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2009, the Fund repurchased and retired 19,139 shares of Series B Stock in the open market at a cost of $432,256, and an average discount of approximately 9.70% from its liquidation preference. In addition, the Fund also redeemed and retired 160,000 shares of its outstanding Series B Stock as authorized by the Board. The redemption date was March 26, 2009 and the redemption price was $25.00 per Series B Stock, which was equal to the liquidation preference of the Series B Stock. Dividends on the redeemed Series B Stock ceased to accumulate on the redemption date. At June 30, 2009, 792,110 shares of 6.00% Series B Cumulative Preferred Stock were outstanding and accrued dividends amounted to $23,103.
     On March 31, 2003, the Fund received net proceeds of $24,547,465 (after underwriting discounts of $250,000 and offering expenses of $202,535) from the public offering of 1,000 shares of Series C Auction Rate Cumulative Preferred Stock (“Series C Stock”). The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008, the number of Series C Stock subject to bid orders by potential holders has been less than the number of Series C Stock subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate since then has been the maximum rate. In that event, holders that have submitted sell orders may not be able to sell any or all of the Series C Stock for which they have submitted sell orders. The current maximum rate is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of such auction. The dividend rates of Series C Stock ranged from 0.120% to 1.725% for the six months ended June 30, 2009. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of the Series C Stock may also trade their shares in the secondary market. The Fund, at its option, may redeem the Series C Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2009, the Fund redeemed and retired 300 shares of Series C Stock. Shareholders received the redemption price of $25,000 per share, which was equal to the liquidation preference, together with any accumulated and unpaid dividends, for each share redeemed. At June 30, 2009, 600 shares of Series C Stock were outstanding with an annualized dividend rate of 0.300% per share and accrued dividends amounted to $876.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The Fund used currently available cash to fund these particular redemptions.
     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.
6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the telecommunications, media, publishing, and entertainment industries, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
9. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.
Certifications
     The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 12, 2009, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Global Multimedia Trust Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Management Agreement (the “Management Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on May 20, 2009, the Board, including the Independent Board Members meeting in executive session with their counsel, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Management Agreement.
Nature, Extent, and Quality of Services. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.
Investment Performance of the Fund and Adviser. The Independent Board Members considered short-term and long-term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other equity closed-end funds. The Board Members noted that none of the funds in the Lipper equity closed end fund category have a global multimedia focus as the Fund does. In light of this, the Board members considered the comparative performance information to be of very limited usefulness. The Adviser provided information showing the performance for 2008 (and certain other periods) for sectors in which the Fund invested as a basis for comparison with Fund net asset value performance. Also provided was information about the Fund’s more recent positive performance on an absolute basis and in comparison with U.S. and non-U.S. market averages since the beginning of 2009. When viewed against the sectors in which the Fund invests by virtue of its investment mandate, the Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund.
Costs of Services and Profits Realized by the Adviser.
(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement are much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the investment advisory fee paid by the Fund and the Fund’s overall expense ratio are below the average for its peer group, while the Fund’s “other expenses” were above average. They took note of the fact that the relatively small size of the Fund and the use of leverage impact comparative expenses. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s preferred stock if the total return on net asset value of the common stock does not exceed the stated dividend rate or net swap expense for the preferred stock for the year after consideration of the reinvestment of distributions and the management fees attributable to the incremental value of the preferred stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers. The Independent Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund: (i) as part of the Gabelli/GAMCO fund complex; and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser’s profitability was at an acceptable level.
Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. They also recognized that the Adviser has agreed to reduce the management fee on incremental assets attributable to the preferred shares if the total return of the common shares does not exceed a specified amount (e.g., the dividend rate paid on preferred shares or net swap expenses for the year after consideration of reinvestment of distributions and the management fees attributable to the increment at liquidation value of the preferred stock). The Independent Board Members concluded that there was an appropriate sharing of economies of scale.
Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable.
Other Relevant Considerations.
(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.
(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.
Conclusions. In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received, over the long-term, satisfactory absolute and relative performance consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

DIRECTORS AND OFFICERS
THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
One Corporate Center, Rye, NY 10580-1422
Directors
Mario J. Gabelli, CFA
      Chairman & Chief Executive Officer,
      GAMCO Investors, Inc.
Dr. Thomas E. Bratter
      President & Founder, John Dewey Academy
Anthony J. Colavita
      President,
      Anthony J. Colavita, P.C.
James P. Conn
      Former Managing Director &
      Chief Investment Officer,
      Financial Security Assurance Holdings Ltd.
Frank J. Fahrenkopf, Jr.
      President & Chief Executive Officer,
      American Gaming Association
Anthony R. Pustorino
      Certified Public Accountant,
      Professor Emeritus, Pace University
Werner J. Roeder, MD
      Medical Director,
      Lawrence Hospital
Salvatore J. Zizza
      Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
      President
Peter D. Goldstein
      Chief Compliance Officer
Laurissa M. Martire
      Vice President & Ombudsman
Agnes Mullady
      Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Willkie Farr & Gallagher LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		6.00%
	Common	Preferred
NYSE—Symbol:	GGT	GGT PrB
Shares Outstanding:	13,994,153	792,110
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
Month #1 01/01/09 through 01/31/09	Common – N/A Preferred Series B – 4,840	Common – N/A Preferred Series B – $22.3459	Common – N/A Preferred Series B – 4,840	Common – 13,994,153 Preferred Series B – 971,249 – 4,840 = 966,409

Month #2 02/01/09 through 02/28/09	Common – N/A Preferred Series B – 2,862	Common – N/A Preferred Series B – $22.2147	Common – N/A Preferred Series B – 2,862	Common – 13,994,153 Preferred Series B – 966,409 – 2,862 = 963,547

Month #3 03/01/09 through 03/31/09	Common – N/A Preferred Series B – 165,575	Common – N/A Preferred Series B – $30.3096	Common – N/A Preferred Series B – 165,575	Common – 13,994,153 Preferred Series B – 963,547 – 165,575 = 797,972

Month #4 04/01/09 through 04/30/09	Common – N/A Preferred Series B – 4,673	Common – N/A Preferred Series B – $23.3226	Common – N/A Preferred Series B – 4,673	Common – 13,994,153 Preferred Series B- 797,972– 4,673 = 793,299

Month #5 05/01/09 through 05/31/09	Common – N/A Preferred Series B – 1,026	Common – N/A Preferred Series B – $23.1860	Common – N/A Preferred Series B – 1,026	Common – 13,994,153 Preferred Series B – 793,299 – 1,026 = 792,273

Month #6 06/01/09 through 06/30/09	Common – N/A Preferred Series B – 163	Common – N/A Preferred Series B – $23.40	Common – N/A Preferred Series B – 163	Common – 13,994,153 Preferred Series B –– 792,273- 163 = 792,110

Total	Common – N/A Preferred Series B – 179,139	Common – N/A Preferred Series B – $24.74	Common – N/A Preferred Series B – 179,139	N/A
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Global Multimedia Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.